Organization and Principal Activities (Details)				1 Months Ended
	Nov. 06, 2023	Jul. 17, 2023	Apr. 12, 2023	Jul. 27, 2023
Organization and Principal Activities (Details) [Line Items]
Percentage of equity interest			100.00%
Subsequent Event [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of share purchase agreement		51.00%
Purchase percentage		51.00%
Definitive share purchase agreement				100.00%
Forecast [Member]
Organization and Principal Activities (Details) [Line Items]
Definitive share purchase agreement	38.61%
Fresh2 Group Limited [Member] | Subsequent Event [Member]
Organization and Principal Activities (Details) [Line Items]
Purchase percentage		100.00%